Alfred Ayensu-Ghartey
Vice President
and Associate General Counsel
(212) 314-2777

VIA EDGAR

May 2, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life and Annuity Company
Separate Account No. 49B
File Nos. 333-275032 and 811-23911
CIK 0001986148

CERTIFICATION PURSUANT TO

RULE 497(j) OF THE

SECURITIES ACT OF 1933

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

(1) The form of prospectuses, statement of additional information and supplement to the prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE AND ANNUITY COMPANY

8501 IBM DRIVE, SUITE 150, CHARLOTTE, NC 28262-4333